Common Shares: (Details Text) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Common Shares: [Abstract]
Private placement gross proceeds	$ 34.3
Private placement shares issued	8,562,500
Private placement price per share	$ 4.00
Options exercised	2,300,000	400,000
Option exercise net proceeds	$ 4.2	$ 0.7